Others, net (Tables)	12 Months Ended
Dec. 31, 2024
Others, net
Schedule of others non-operating income (expense), net
Others, net consist of the following:

	For the year ended December 31,
	2022	2023	2024
	(RMB in millions)
Gains/(losses) from fair value change of long-term investments	(4,096)	(855)	1,355
Interest income	5,742	9,576	9,353
Gains/(losses) from acquirements or disposals of businesses and investments	(3,558)	89	652
Impairment of investments	(1,969)	(3,043)	(3,299)
Foreign exchange gains/(losses), net	114	(28)	(111)
Others	2,212	1,757	5,421

Total	(1,555)	7,496	13,371